Flight Equipment Spare Parts - Summary of Movements in Provision for Impairment of Flight Equipment Spare Parts (Detail) - Provision written off in relation to disposal of spare parts [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Beginning balance	¥ 531	¥ 465
Accrual (note 8)	301	112
Amount written off in relation to disposal of spare parts	(4)	(1)
Disposal of a subsidiary		(45)
Ending balance	¥ 838	¥ 531